Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation	Dec. 31, 2021
Below 31 [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	31.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	16.00%
31-40 [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	16.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	8.00%
41-50 [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	14.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	6.00%
Above 50 [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	0.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%